EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss from continuing operations	$ (2,674)	$ (16,853)	$ (15,550)
Net earnings from discontinued operations	0	0	70,588
Net earnings (loss)	$ (2,674)	$ (16,853)	$ 55,038
Weighted average shares used in computation of:
Basic (in shares)	32,166	31,512	30,771
Assumed conversion (in shares)	0	0	0
Diluted (in shares)	32,166	31,512	30,771
Basic and dilutive earnings (loss) per share (in dollars):
Basic and diluted net earnings (loss) per share (in dollars per share)	$ (0.08)	$ (0.53)	$ 1.79
Continuing operations [Member]
Basic and dilutive earnings (loss) per share (in dollars):
Basic and diluted net earnings (loss) per share (in dollars per share)	(0.08)	(0.53)	(0.50)
Discontinued operations [Member]
Basic and dilutive earnings (loss) per share (in dollars):
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 0.00	$ 0.00	$ 2.29